SCM Trust

1875 Lawrence Street Suite 300

Denver, CO 80202

February 14, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-14 for SCM Trust (the “Trust”) on behalf of its series Shelton International Select Equity Fund (the “Fund”) (File No. 811-05617)

Dear Sir or Madam:

Attached for filing is the initial registration statement on Form N-14 under the Securities Act of 1933, as amended for the Fund. This Form N-14 is being filed in connection with reorganization of ICON Fund’s series ICON International Equity Fund (the “ICON Fund”) into the Fund which will assume all of the assets and liabilities of the ICON Fund.

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Greg Pusch at Shelton Capital Management. He can be reached at 303.228.8983.

Sincerely,

/s/ Stephen Rogers
Stephen Rogers
Chairman of the Board of Trustees

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP